Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables
Schedule of analysis of trade and other receivables
(€ million)	December 31, 2023	December 31, 2022
Trade receivables	13,184	16,556
Receivables from joint ventures in exploration and production activities	1,365	1,645
Receivables from divestments	200	301
Other receivables	1,802	2,338
Total trade and other receivables, net of allowance for doubtful accounts	16,551	20,840

Schedule of credit risk exposure and expected losses relating to trade and other receivables based on internal ratings
	Performing receivables			Defaulted receivables	Plenitude customers	Total
(€ million)	Low risk	Medium Risk	High Risk
December 31, 2023
Business customers	3,577	5,303	331	909		10,120
National Oil Companies and Public Administrations	215	634	168	2,438		3,455
Other counterparties	1,103	616	10	590	2,995	5,314
Gross amount	4,895	6,553	509	3,937	2,995	18,889
Allowance for doubtful accounts	(19)	(72)	(23)	(1,668)	(556)	(2,338)
Net amount	4,876	6,481	486	2,269	2,439	16,551
Expected loss (% net of counterpart risk mitigation factors)	0.4	1.1	4.5	42.4	18.6	12.4
December 31, 2022
Business customers	4,815	7,970	378	1,583		14,746
National Oil Companies and Public Administrations	215	852		2,248		3,315
Other counterparties	1,673	725	13	122	3,200	5,733
Gross amount	6,703	9,547	391	3,953	3,200	23,794
Allowance for doubtful accounts	(23)	(169)	(15)	(2,176)	(571)	(2,954)
Net amount	6,680	9,378	376	1,777	2,629	20,840
Expected loss (% net of counterpart risk mitigation factors)	0.4	1.8	3.8	55.0	17.8	12.4

Schedule of provision matrix
		Past due
(€ million)	Not-past due	from 0 to 3 months	from 3 to 6 months	from 6 to 12 months	over 12 months	Total
December 31, 2023
Plenitude customers:
- Retail	1,477	107	45	93	207	1,929
- Middle	716	39	7	11	134	907
- Other	149	4	1	4	1	159
Gross amount	2,342	150	53	108	342	2,995
Allowance for doubtful accounts	(72)	(40)	(38)	(76)	(330)	(556)
Net amount	2,270	110	15	32	12	2,439
Expected loss (%)	3.1	26.7	71.7	70.4	96.5	18.6
December 31, 2022
Plenitude customers:
- Retail	1,508	74	35	63	203	1,883
- Middle	657	33	11	7	162	870
- Other	436	1	5	4	1	447
Gross amount	2,601	108	51	74	366	3,200
Allowance for doubtful accounts	(83)	(31)	(31)	(66)	(360)	(571)
Net amount	2,518	77	20	8	6	2,629
Expected loss (%)	3.2	28.7	60.8	89.2	98.4	17.8

Schedule of analyses the allowance for doubtful accounts for trade and other receivables
(€ million)	2023	2022
Allowance for doubtful accounts - beginning of the year	2,954	3,313
Additions for trade and other performing receivables	160	166
Additions for trade and other defaulted receivables	342	253
Utilizations for trade and other performing receivables	(140)	(37)
Utilizations for trade and other defaulted receivables	(485)	(758)
Other changes	(493)	17
Allowance for doubtful accounts - end of the year	2,338	2,954

Schedule of net (impairment losses) reversals of trade and other receivables
(€ million)	2023	2022	2021
New provisions	(502)	(419)	(550)
Net credit losses	(98)	(81)	(66)
Reversals	351	547	337
Net (impairments) reversals of trade and other receivables	(249)	47	(279)